Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Summary of Lease Expense and Cash Flow Information
The components of lease expense related to leases for the period are as follows:

Year ended December 31, 2019
(In thousands)
Lease Cost:
Operating lease expense	$4,243
Short-term lease expense	219
Finance lease cost:
Amortization of right-of-use assets	98
Interest on lease liabilities	29
Total finance lease cost	127
Variable lease cost	803
Total lease cost	$5,392

The components of supplemental cash flow information related to leases for the period are as follows:

Year ended December 31, 2019
(In thousands, except term and rate data)
Cash flow information:
Cash paid for amounts included in the measurement of lease liabilities for the year ended December 31, 2019:
Operating cash flows from operating leases	$4,462
Operating cash flows from finance leases	$29
Financing cash flows from finance leases	$104

Non-cash activity:
Right-of-use assets obtained in exchange for lease obligations
Operating leases	$17,658
Finance Leases	$430

Other Information:
Weighted average remaining lease term:
Operating leases (in years)	13.36
Finance leases (in years)	3.96

Weighted average discount rates:
Operating leases	11.77%
Finance leases	9.37%

Summary of Balance Sheet Information	The supplemental balance sheet information related to leases for the period is as follows:

As of December 31, 2019
(In thousands)
Operating leases
Long-term right-of-use assets	$16,632

Short-term operating lease liabilities	$2,354
Long-term operating lease liabilities	21,867
Total operating lease liabilities	$24,221

Lease expense for the years ended December 31, 2019, 2018 and 2017 was $5.3 million, $4.5 million and $3.9 million, respectively.